Income Taxes - components of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current taxes	$ (3,467)	$ (1,350)	$ (215)
Deferred taxes	1,560	7,557	(2,074)
Resource property revenue taxes	(6,891)	(5,658)	(7,887)
Provision for income taxes	$ (8,798)	$ 549	$ (10,176)